Pioneer Investments
                                                        60 State St
                                                        Boston, MA 02109



January 31, 2014



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:   Pioneer Series Trust II
      Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (File Nos. 333-110037 and 811-21460)

Ladies and Gentlemen:

On behalf of Pioneer Series Trust II (the "Trust"), a Delaware statutory trust, we are hereby filing Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of the Trust, under the Securities Act of 1933, as amended (the "1933 Act")(the "Amendment"), relating to Pioneer Select Mid Cap Growth Fund (formerly, Pioneer Growth Opportunities Fund) (the "Fund"), a series of the Trust.

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act. The Amendment is being filed for the purpose of reflecting certain changes to the disclosure regarding the Fund's principal investment strategies as a result of the Fund acquiring the assets of Pioneer Select Mid Cap Growth Fund. As part of the reorganization, the Fund was renamed Pioneer Select Mid Cap Growth Fund. The amendment is to be effective on April 1, 2014.

If you have any questions or comments on the Registration Statement, please contact Toby R. Serkin, Esq. (tel. (617) 951-8760) or Jeremy B. Kantrowitz, Esq. (tel. (617) 951-8458) of Bingham McCutchen LLP, counsel to the Trust.


Sincerely,


/s/ Thomas Reyes
------------------------
Thomas Reyes



cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.